Income Taxes, Net Operating Losses (FY) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
U.S. Federal [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Losses, Tax Benefit	$ 33,246
Net Operating Losses, Valuation Allowance	$ (3,580)
U.S. Federal [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Losses, Expiration Date	Dec. 31, 2035
U.S. Federal [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Losses, Expiration Date	Dec. 31, 2036
Non U.S. [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Losses, Tax Benefit	$ 1,568
Net Operating Losses One, Tax Benefit	4,917
Net Operating Losses, Valuation Allowance	(915)
Net Operating Losses One, Valuation Allowance	$ (4,045)
Non U.S. [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Losses, Expiration Date	Dec. 31, 2017
Non U.S. [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Losses, Expiration Date	Dec. 31, 2036
U.S. State and Local [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Losses, Tax Benefit	$ 4,904
Net Operating Losses, Valuation Allowance	$ (196)
U.S. State and Local [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Losses, Expiration Date	Dec. 31, 2034
U.S. State and Local [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Losses, Expiration Date	Dec. 31, 2036